INCOME TAXES (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Computed expected provision (benefit) for taxes					$ (4,554)	$ (10,443)	$ (1,809)
Increase (Decrease) in taxes resulting from:
State taxes					224	205	97
Non-deductible stock compensation					462	711	57
Non-deductible expenses under section 280e					5,099	7,965	2,605
Valuation allowance and other, net					(1,007)	1,767	(853)
Actual provision for income taxes	$ 74	$ 25	$ 138	$ 50	$ 224	$ 205	$ 97